united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17645 Wright Street Ste 200, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 3/31

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7%
172,537	ABFC 2004-HE1 Trust, 1M Libor + 2.55%	5.056	10/25/2033	$169,546
176,034	ABFC 2004-OPT1 Trust, 1M Libor + 5.25%	7.756	12/25/2032	178,023
1,306,918	ABFC 2004-OPT3 Trust, 1M Libor + 0.75%	3.256	9/25/2033	1,271,553
481,733	ABFC 2004-OPT4 Trust, 1M Libor + 2.18%	4.681	8/25/2033	451,517
625,577	ABFC 2005-HE1 Trust, 1M Libor + 0.74%	3.241	3/25/2035	589,669
338,700	ACE Securities Corp Home Equity Loan Trust Series 2003-FM1, 1M Libor + 5.25%	7.756	11/25/2032	305,485
447,512	ACE Securities Corp Home Equity Loan Trust Series 2003-HE1, 1M Libor + 5.25%	7.756	11/25/2033	424,119
74,462	ACE Securities Corp Home Equity Loan Trust Series 2003-NC1, 1M Libor + 2.85%	5.356	7/25/2033	74,789
73,566	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 5.25%	7.756	4/25/2034	53,390
245,351	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.38%	5.881	4/25/2034	198,834
1,330,464	ACE Securities Corp Home Equity Loan Trust Series 2004-OP1, 1M Libor + 3.00%	5.506	4/25/2034	1,166,719
803,198	ACE Securities Corp Home Equity Loan Trust Series 2004-RM2, 1M Libor + 1.40%	3.901	1/25/2035	661,238
3,659,704	ACE Securities Corp Home Equity Loan Trust Series 2005-HE3, 1M Libor + 0.99%	3.496	5/25/2035	2,447,396
1,291,069	ACE Securities Corp Home Equity Loan Trust Series 2005-WF1, 1M Libor + 3.50%	6.006	5/25/2035	1,173,786
142,990	Adjustable Rate Mortgage Trust 2005-4 (B)	4.392	8/25/2035	141,148
1,865,542	Adjustable Rate Mortgage Trust 2007-1	2.656	3/25/2037	1,835,073
209,021	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.78%	5.286	4/25/2034	199,209
372,476	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-1, 1M Libor + 2.33%	4.836	4/25/2034	362,076
453,384	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-3, 1M Libor + 2.85%	5.356	9/25/2034	429,781
459,824	Aegis Asset Backed Securities Trust Mortgage Pass-Through Ctfs Series 2004-4, 1M Libor + 2.85%	5.356	10/25/2034	415,694
976,507	AFC Home Equity Loan Trust, 1M Libor + 0.81%	3.316	6/25/2029	845,383
959,607	Alliance Bancorp Trust 2007-OA1, 1M Libor + 0.24%	2.746	7/25/2037	850,329
2,387,580	Alternative Loan Trust 2004-29CB	5.500	1/25/2035	309,337
625,193	Alternative Loan Trust 2005-22T1, 1M Libor + 5.07%	2.564	6/25/2035	60,780
123,516	Alternative Loan Trust 2005-24, Federal Reserve U.S. 12 month + 1.31%	3.467	7/20/2035	100,349
152,594	Alternative Loan Trust 2005-36 (B)	3.742	8/25/2035	19,615
1,680,254	Alternative Loan Trust 2005-50CB	6.000	11/25/2035	1,138,625
573,871	Alternative Loan Trust 2005-56, 1M Libor + 0.32%	2.826	11/25/2035	530,079
1,244,942	Alternative Loan Trust 2005-65CB	5.500	12/25/2035	1,143,023
618,054	Alternative Loan Trust 2005-65CB, 1M Libor + 0.75%	3.256	1/25/2036	482,034
679,892	Alternative Loan Trust 2006-36T2, 1M Libor + 0.90%	3.406	12/25/2036	349,805
534,593	Alternative Loan Trust 2006-HY10 (B)	3.643	5/25/2036	472,532
294,799	Alternative Loan Trust 2006-J3	4.750	12/25/2020	260,447
446,608	Alternative Loan Trust 2006- J5	6.500	9/25/2036	230,806
5,290,628	Alternative Loan Trust 2006-OA2, 1M Libor + 0.21%	2.680	5/20/2046	4,384,517
27,987,434	Alternative Loan Trust 2006-OA2 (B)	1.361	5/20/2046	1,202,070
8,025,532	Alternative Loan Trust 2006-OA6, 1M Libor + 0.27%	2.776	7/25/2046	5,459,068
3,916,845	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.097	6/25/2046	3,465,661
1,881,458	Alternative Loan Trust 2006-OA7, Federal Reserve U.S. 12 month + 0.94%	3.097	6/25/2046	1,741,899
47,851,636	Alternative Loan Trust 2006-OA10 (C)	1.433	8/25/2046	2,562,527
2,025,907	Alternative Loan Trust 2006-OA11, 1M Libor + 0.19%	2.696	9/25/2046	1,866,145
2,704,209	Alternative Loan Trust 2006-OA12, 1M Libor + 0.21%	2.680	9/20/2046	2,090,059
295,454	Alternative Loan Trust 2006-OA19, 1M Libor + 0.18%	2.650	2/20/2047	240,287
3,473,614	Alternative Loan Trust 2006-OC6, 1M Libor + 0.16%	2.666	7/25/2036	3,345,656
289,496	Alternative Loan Trust Resecuritization 2006-22R	6.250	5/25/2036	221,105
1,640,328	American Home Mortgage Assets Trust 2005-1, 1M Libor + 0.66%	3.166	11/25/2035	1,156,435
369,034	American Home Mortgage Assets Trust 2006-2, Federal Reserve U.S. 12 month + 0.96%	3.117	9/25/2046	339,559
294,282	American Home Mortgage Assets Trust 2006-2, 1M Libor + 0.19%	2.696	9/25/2046	273,232
1,308,909	American Home Mortgage Assets Trust 2006-4, 1M Libor + 0.21%	2.716	10/25/2046	941,389
4,791,030	American Home Mortgage Assets Trust 2006-6, 1M Libor + 0.19%	2.696	12/25/2046	4,094,771
7,978,905	American Home Mortgage Assets Trust 2007-1, Federal Reserve U.S. 12 month + 0.70%	2.857	2/25/2047	4,904,594
328,406	American Home Mortgage Assets Trust 2007-5, 1M Libor + 0.19%	2.696	6/25/2047	300,791
5,429,817	American Home Mortgage Investment Trust 2005-4, 1M Libor + 0.76%	3.266	11/25/2045	4,421,698
895,751	American Home Mortgage Investment Trust 2006-3, 1M Libor + 0.46%	2.966	12/25/2046	736,266
6,261,782	American Home Mortgage Investment Trust 2007-2, 1M Libor + 0.27%	2.776	3/25/2037	3,979,245
399,665	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003 12, 1M Libor + 6.00%	5.154	1/25/2034	462,921
472,517	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-13, 1M Libor + 5.85%	5.214	1/25/2034	467,502
643,170	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2003-AR2, 1M Libor + 3.05%	5.551	5/25/2033	471,463
1,322,847	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004 R3, 1M Libor + 2.76%	5.266	5/25/2034	1,131,653
198,688	Ameriquest Mortgage Securities Inc Asset-Backed Pass-Through Ctfs Series 2004-R11, 1M Libor + 2.10%	4.415	11/25/2034	183,313
278,715	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 2.03%	4.531	10/25/2031	195,673
1,171,717	Amortizing Residential Collateral Trust 2001-BC6, 1M Libor + 1.20%	3.706	10/25/2031	1,133,825
80,248	Amortizing Residential Collateral Trust 2002-BC5, 1M Libor + 1.80%	4.306	7/25/2032	79,226
3,459,857	Amortizing Residential Collateral Trust 2002-BC8, 1M Libor + 2.85%	5.356	11/25/2032	2,794,480

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
1,322,000	Arbor Realty Commercial Real Estate Notes 2017-FL2 Ltd., 1M Libor + 3.25%	5.705	8/15/2027	$1,339,041
621,894	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2003-W4, 1M Libor + 5.25%, 144A	4.871	10/25/2033	544,363
74,974	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2003-W7, 1M Libor + 2.78%	4.204	1/25/2034	64,812
385,038	Argent Securities Inc Asset-Backed Pass-Through Certificates Series 2004-W1, 1M Libor + 2.18%	4.392	3/25/2034	377,091
347,807	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 3.23%	5.540	4/25/2034	333,791
194,034	Argent Securities Inc Asset Backed Pass-Through Certificates Series 2004-W5, 1M Libor + 2.93%	5.240	4/25/2034	191,402
337,666	Argent Securities Trust 2006-M2, 1M Libor + 0.15%	2.656	9/25/2036	137,235
4,345,415	Argent Securities Trust 2006-W2, 1M Libor + 0.29%	2.796	3/25/2036	2,611,360
259,492	Asset Backed Securities Corp Home Equity Loan Trust Series 2001-HE1, 1M Libor + 1.73%	4.180	4/15/2031	258,247
86,925	Asset Backed Securities Corp Home Equity Loan Trust Series 2003-HE4, 1M Libor + 3.00%	4.319	8/15/2033	85,603
517,096	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 4.13%	6.631	6/25/2034	407,366
342,477	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.55%	5.056	6/25/2034	293,274
94,084	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE3, 1M Libor + 2.10%	4.606	6/25/2034	92,576
76,359	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE8, 1M Libor + 1.05%	3.556	12/25/2034	74,438
418,538	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 2.75%, 144A	5.256	9/25/2034	253,310
303,449	Asset Backed Securities Corp Home Equity Loan Trust Series 2004-HE10, 1M Libor + 1.90%, 144A	4.406	9/25/2034	248,938
199,370	Asset Backed Securities Corp Home Equity Loan Trust Series 2005-HE2, 1M Libor + 1.23%	3.736	2/25/2035	179,077
1,359,509	Asset Backed Securities Corp Home Equity Loan Trust Series NC 2005-HE4, 1M Libor + 2.03%	4.531	5/25/2035	1,233,881
5,000,000	Asset Backed Securities Corp Home Equity Loan Trust Series OOMC 2006-HE5, 1M Libor + 0.28%	2.786	7/25/2036	4,016,391
1,759,316	Asset-Backed Pass Through Certificates Series 2002-3, 1M Libor + 3.23%	5.731	8/25/2032	1,072,775
355,569	Asset-Backed Pass-Through Certificates Series 2004-R2, 1M Libor + 2.55%	4.022	4/25/2034	293,379
2,199,781	Asset-Backed Pass-Through Certificates Series 2004-R12, 1M Libor + 1.68%	4.186	1/25/2035	1,958,417
50,867	Banc of America Funding 2004-C Trust (B)	4.965	12/20/2034	47,789
229,186	Banc of America Funding 2005-F Trust (B)	4.407	9/20/2035	210,633
99,450	Banc of America Funding 2005-F Trust, 1M Libor + 0.31%	2.780	9/20/2035	73,881
1,999,780	Banc of America Funding 2006-D Trust, 1M Libor + 0.28%	2.750	5/20/2036	1,034,113
18,729,314	BANK 2017-BNK6 (B), 144A	1.500	7/15/2060	1,711,246
1,880,505	BankUnited Trust 2005-1, 1M Libor + 0.39%	2.896	9/25/2045	1,691,428
2,000,000	Bayview Commercial Mortgage Pass-Through Trust 2006-SP1, 1M Libor + 2.25%, 144A	5.881	4/25/2036	1,340,230
2,430,000	Bayview Financial Mortgage Pass-Through Trust 2005-C, 1M Libor + 1.35%	3.856	6/28/2044	1,871,390
206,730	BCAP LLC Trust 2006-AA2, 1M Libor + 0.17%	2.676	1/25/2037	194,279
733,830	BCMSC Trust 2001-A (B)	8.265	12/15/2030	413,585
631,344	Bear Stearns ALT-A Trust 2003-6 (B)	4.148	1/25/2034	278,008
481,885	Bear Stearns ALT-A Trust 2005-3 (B)	3.899	4/25/2035	448,038
4,611,103	Bear Stearns ALT-A Trust 2005-10, 1M Libor + 0.50%	3.006	1/25/2036	4,697,730
1,677,380	Bear Stearns ALT-A Trust 2006-4 (B)	3.848	8/25/2036	1,369,915
795,536	Bear Stearns ALT-A Trust 2007-2, 1M Libor + 0.17%	2.676	4/25/2037	615,079
51,975	Bear Stearns ARM Trust 2002-1 (B)	4.336	2/25/2024	49,537
154,177	Bear Stearns ARM Trust 2004-6 (B)	4.156	9/25/2034	132,825
161,088	Bear Stearns ARM Trust 2004-7 (B)	4.750	10/25/2034	155,238
144,011	Bear Stearns ARM Trust 2007-4 (B)	3.924	6/25/2047	132,169
67,381	Bear Stearns Asset Backed Securities I Trust 2004-AC5, 1M Libor + 0.40%	2.906	10/25/2034	57,708
633,000	Bear Stearns Asset Backed Securities I Trust 2004-BO1, 1M Libor + 4.00%	6.506	10/25/2034	650,009
293,321	Bear Stearns Asset Backed Securities I Trust 2004-FR2, 1M Libor + 2.85%	5.165	6/25/2034	256,473
912,695	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.85%	5.356	9/25/2034	750,036
499,190	Bear Stearns Asset Backed Securities I Trust 2004-FR3, 1M Libor + 2.70%	5.206	9/25/2034	469,499
227,870	Bear Stearns Asset Backed Securities I Trust 2004-HE6, 1M Libor + 4.13%	5.603	8/25/2034	52,352
182,516	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 5.63%	8.131	8/25/2034	161,703
195,968	Bear Stearns Asset Backed Securities I Trust 2004-HE7, 1M Libor + 2.10%	4.606	8/25/2034	190,830
717,178	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.63%	5.131	9/25/2034	312,506
587,353	Bear Stearns Asset Backed Securities I Trust 2004-HE8, 1M Libor + 2.10%	4.606	9/25/2034	548,089
410,028	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.63%	4.940	11/25/2034	245,937
1,816,009	Bear Stearns Asset Backed Securities I Trust 2004-HE9, 1M Libor + 2.10%	4.415	11/25/2034	1,813,443
981,225	Bear Stearns Asset Backed Securities I Trust 2004-HE10, 1M Libor + 2.70%	5.015	12/25/2034	972,140
1,059,178	Bear Stearns Asset Backed Securities I Trust 2005-HE4, 1M Libor + 1.88%	4.381	4/25/2035	1,014,048
767,496	Bear Stearns Asset Backed Securities I Trust 2007-HE2, 1M Libor + 0.17%	2.676	3/25/2037	1,059,669
149,129	Bear Stearns Asset Backed Securities Trust (C)	8.410	10/25/2029	154,543
293,603	Bear Stearns Asset Backed Securities Trust (C)	8.220	10/25/2029	286,429
51,739	Bear Stearns Asset Backed Securities Trust, 1M Libor + 5.63%	8.131	7/25/2034	51,778
273,897	Bear Stearns Asset Backed Securities Trust 2003-AC4 (C)	5.658	9/25/2033	264,035
166,595	Bear Stearns Asset Backed Securities Trust 2003-AC5, 1M Libor + 4.88%	7.381	10/25/2033	168,914
109,929	Bear Stearns Asset Backed Securities Trust 2003-AC6, 1M Libor + 2.65%	4.965	11/25/2033	94,777
215,809	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 3.38%	5.690	1/25/2034	56,524
86,246	Bear Stearns Asset Backed Securities Trust 2003-HE1, 1M Libor + 2.85%	5.165	1/25/2034	74,191

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
112,358	Bear Stearns Asset Backed Securities Trust 2004-HE1, 1M Libor + 6.00%	6.070	2/25/2034	$101,339
331,640	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 4.88%	5.952	3/25/2034	330,339
57,410	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.63%	4.940	3/25/2034	57,263
201,473	Bear Stearns Asset Backed Securities Trust 2004-HE2, 1M Libor + 2.10%	4.415	3/25/2034	207,911
117,681	Bear Stearns Asset Backed Securities Trust 2004-SD1 (C)	6.000	12/25/2042	109,709
1,125,000	Bear Stearns Asset Backed Securities Trust 2005-SD2, 1M Libor + 3.75%	6.256	12/25/2044	973,217
140,754	Bear Stearns Asset Backed Securities Trust 2007-SD2	6.000	9/25/2046	148,366
542,721	Bear Stearns Mortgage Funding Trust 2006-AR1, 1M Libor + 0.26%	2.766	8/25/2036	1,433,681
855,462	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.21%	2.716	12/25/2046	2,423,824
767,388	Bear Stearns Mortgage Funding Trust 2006-AR5, 1M Libor + 0.16%	2.666	12/25/2046	729,388
325,007	Bear Stearns Mortgage Funding Trust 2007-AR3, 1M Libor + 0.14%	2.646	3/25/2037	313,021
70,185	Bear Stearns Mortgage Funding Trust 2007-SL1, 1M Libor + 0.32%	2.826	3/25/2037	65,934
96,967	BellaVista Mortgage Trust 2005-2, 1M Libor + 0.25%	2.720	5/20/2045	80,414
4,000,000	Bsprt 2017-Fl1 Issuer Ltd, 1M Libor + 4.25%, 144A	6.705	6/15/2027	4,009,873
3,000,000	BTH-13 Mortgage Backed Securities Trust, 1M Libor + 2.50%, 144A	4.807	8/18/2021	3,004,657
2,000,000	BTH-20 Mortgage-Backed Securities Trust, 1M Libor + 2.50%, 144A	4.681	9/24/2020	2,001,436
300,623	Carrington Mortgage Loan Trust Series 2004-NC1, 1M Libor + 2.33%	4.831	5/25/2034	287,238
1,262,364	Carrington Mortgage Loan Trust Series 2005-NC1, 1M Libor + 1.17%	3.676	2/25/2035	926,100
1,116,074	Carrington Mortgage Loan Trust Series 2006-FRE1, 1M Libor + 0.25%	2.756	4/25/2036	920,973
1,757,720	Carrington Mortgage Loan Trust Series 2006-NC4, 1M Libor + 0.16%	2.666	10/25/2036	1,649,648
500,000	Carrington Mortgage Loan Trust Series 2007-FRE1, 1M Libor + 0.26%	2.766	2/25/2037	467,235
2,204,828	CBA Commercial Small Balance Commercial Mortgage, 144A (C)	5.540	1/25/2039	1,853,432
2,782,134	C-BASS 2007-CB1 TRUST (C)	3.581	1/25/2037	1,286,608
1,015,901	C-BASS 2007-CB1 TRUST (C)	3.581	1/25/2037	469,904
300,520	C-BASS 2007-CB1 TRUST, 1M Libor + 0.07%	2.576	1/25/2037	130,732
792,273	CDC Mortgage Capital Trust 2003-HE2, 1M Libor + 2.85%	5.356	10/25/2033	782,356
178,203	CDC Mortgage Capital Trust 2003-HE3, 1M Libor + 2.63%	5.131	11/25/2033	175,391
581,470	CDC Mortgage Capital Trust 2004-HE1, 1M Libor + 1.80%	4.306	6/25/2034	528,623
1,116,631	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 1.80%	4.306	11/25/2034	977,942
1,845,915	CDC Mortgage Capital Trust 2004-HE3, 1M Libor + 0.92%	3.421	11/25/2034	1,825,972
410,083	Centex Home Equity Loan Trust 2001-B (C)	7.330	7/25/2032	344,551
1,141,112	Centex Home Equity Loan Trust 2004-B, 1M Libor + 1.58%	4.081	3/25/2034	1,083,319
157,578	Centex Home Equity Loan Trust 2004-D, 1M Libor + 1.00%	3.506	9/25/2034	150,497
346,671	Centex Home Equity Loan Trust 2004-D, 1M Libor + 0.69%	3.196	9/25/2034	343,014
49,396	Chase Funding Loan Acquisition Trust Series 2004-OPT1, 1M Libor + 2.40%	4.906	6/25/2034	49,352
154,556	Chase Funding Trust Series 2003-3	4.885	5/25/2032	96,998
662,265	Chase Mortgage Finance Trust Series 2005-S3	5.500	11/25/2035	641,156
211,830	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.256	2/25/2037	212,678
74,515	Chase Mortgage Finance Trust Series 2007-A1 (B)	4.171	2/25/2037	71,260
2,700,000	ChaseFlex Trust Series 2007-2, 1M Libor + 0.40%	2.906	5/25/2037	2,421,040
1,178,301	Chevy Chase Funding LLC Mortgage-Backed Certificates Series 2007-2, 1M Libor + 0.18%, 144A	2.686	5/25/2048	937,468
141,269	Chevy Chase Mortgage Funding Corp. Adj% (B)	2.826	5/25/2035	138,801
788,518	CHL Mortgage Pass-Through Trust 2003-58 (B)	4.650	2/19/2034	781,346
68,247	CHL Mortgage Pass-Through Trust 2004-2 (B)	3.567	3/25/2034	48,242
1,327,265	CHL Mortgage Pass-Through Trust 2004-6 (B)	4.142	5/25/2034	1,202,379
622,671	CHL Mortgage Pass-Through Trust 2005-2, 1M Libor + 0.68%	3.186	3/25/2035	584,803
98,888	CHL Mortgage Pass-Through Trust 2005-11 (B)	2.833	4/25/2035	79,788
68,084	CHL Mortgage Pass-Through Trust 2005-11, 1M Libor + 0.27%	2.776	4/25/2035	68,022
612,128	CHL Mortgage Pass-Through Trust 2005-14	5.500	7/25/2035	386,330
173,601	CHL Mortgage Pass-Through Trust 2007-HYB2 (B)	3.791	2/25/2047	154,595
3,118,027	CIT Home Equity Loan Trust 2002-2 (C)	6.490	2/25/2031	3,221,285
204,199	Citicorp Mortgage Securities Trust Series 2006-4	6.000	8/25/2036	130,271
129,510	Citicorp Mortgage Securities Trust Series 2007-7 **	0.000	8/25/2037	102,761
1,612,500	Citicorp Residential Mortgage Trust Series 2006-1 (C)	5.225	7/25/2036	1,596,030
5,274,588	Citicorp Residential Mortgage Trust Series 2006-2 (C)	5.409	9/25/2036	634,532
40,298,466	Citigroup Commercial Mortgage Trust 2015-GC27 (B), 144A	1.428	2/10/2048	2,630,575
443,119	Citigroup Global Markets Mortgage Securities VII, Inc., 1M Libor + 1.35%	3.856	1/25/2032	442,492
301,586	Citigroup Mortgage Loan Trust 2005-3 (B)	4.380	8/25/2035	229,758
3,074,458	Citigroup Mortgage Loan Trust 2006-AMC1, 1M Libor + 0.26%	2.766	9/25/2036	2,605,327
1,617,000	Citigroup Mortgage Loan Trust 2006-HE1, 1M Libor + 0.75%	3.256	1/25/2036	1,327,399
2,401,000	Citigroup Mortgage Loan Trust 2007-2	6.000	11/25/2036	2,077,857
2,315,227	Citigroup Mortgage Loan Trust 2007-AHL2, 1M Libor + 0.07%	2.576	5/25/2037	1,701,801
121,167	Citigroup Mortgage Loan Trust 2007-AMC2, 1M Libor + 0.08%	2.586	1/25/2037	85,659
133,580	Citigroup Mortgage Loan Trust 2007-AR8 (B)	4.274	7/25/2037	133,777

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
469,030	Citigroup Mortgage Loan Trust 2007-OPX1 (C)	6.333	1/25/2037	$313,216
59,139	Citigroup Mortgage Loan Trust Inc (B)	4.220	3/25/2034	58,906
297,314	Citigroup Mortgage Loan Trust Inc (B)	3.996	2/25/2034	298,435
465,453	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.86%	4.366	2/25/2035	424,661
559,384	Citigroup Mortgage Loan Trust Inc, 1M Libor + 1.10%	3.601	2/25/2035	531,273
4,839,475	Citigroup Mortgage Loan Trust Inc, 1M Libor + 0.65%	3.156	10/25/2035	1,524,069
895,219	Citigroup Mortgage Loan Trust Inc., 1M Libor + 0.26%	2.766	11/25/2035	715,350
118,801	CitiMortgage Alternative Loan Trust Series 2007-A1	6.000	1/25/2037	110,030
198,892	Countrywide Asset-Backed Certificates, 1M Libor + 3.38%, 144A	5.881	3/25/2032	197,755
558,011	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.756	11/25/2032	457,429
841,422	Countrywide Asset-Backed Certificates, 1M Libor + 2.63%	5.131	12/25/2032	654,893
321,147	Countrywide Asset-Backed Certificates, 1M Libor + 2.55%	5.056	4/25/2033	317,205
459,690	Countrywide Asset-Backed Certificates, 1M Libor + 2.10%	4.606	8/25/2033	448,861
827,086	Countrywide Asset-Backed Certificates, 1M Libor + 1.02%	3.526	9/25/2033	752,955
290,313	Countrywide Asset-Backed Certificates, 1M Libor + 1.95%	4.456	3/25/2034	286,158
21,925	Countrywide Asset-Backed Certificates, 1M Libor + 2.25%	4.756	7/25/2034	21,517
63,577	Countrywide Asset-Backed Certificates, 1M Libor + 1.88%	4.381	10/25/2034	57,656
2,977,464	Countrywide Asset-Backed Certificates, 1M Libor + 0.16%	2.666	12/25/2035	2,934,326
564,682	Countrywide Asset-Backed Certificates, 1M Libor + 0.50%	3.006	3/25/2036	514,631
147,169	Countrywide Asset-Backed Certificates (B)	4.789	7/25/2036	147,845
113,925	Countrywide Asset-Backed Certificates, 1M Libor + 0.13%	2.636	12/25/2036	106,253
2,773,059	Countrywide Asset-Backed Certificates, 1M Libor + 0.14%	2.646	3/25/2037	2,531,052
74,448	Countrywide Asset-Backed Certificates, 1M Libor + 0.38%	2.886	5/25/2037	69,725
1,549,240	Countrywide Asset-Backed Certificates, 1M Libor + 0.45%, 144A	2.956	3/25/2047	1,173,024
335,951	Credit Suisse First Boston Mortgage Securities Corp. (B)	4.359	6/25/2032	334,941
217,991	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 2.00%	4.506	10/25/2032	215,704
168,195	Credit Suisse First Boston Mortgage Securities Corp. (B)	4.224	3/25/2033	159,519
114,483	Credit Suisse First Boston Mortgage Securities Corp, 1M Libor + 3.25%	4.753	4/25/2034	110,082
231,084	Credit Suisse First Boston Mortgage Securities Corp., 1M Libor + 2.00%	4.506	2/25/2035	216,669
1,360,918	Credit-Based Asset Servicing And Securities	6.256	5/25/2050	1,292,219
928,113	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.95%	4.456	4/25/2032	836,179
573,151	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	5.315	5/25/2032	563,098
505,944	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 5.63%	8.131	10/25/2032	467,789
214,740	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.43%	3.740	1/25/2033	213,759
221,578	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.75%, 144A	3.841	3/25/2034	230,159
108,178	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 3.00%	3.841	3/25/2034	109,517
145,075	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 4.88%	3.841	3/25/2034	176,643
67,308	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 1.10%	3.410	1/25/2035	66,827
363,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.63%	3.136	7/25/2035	329,093
324,485	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 2.70%	4.898	7/25/2035	320,701
3,505,000	Credit-Based Asset Servicing & Securitization LLC, 144A (C)	6.000	9/25/2035	2,846,360
83,297	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.80%	3.110	12/25/2035	83,397
2,920,000	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.70%, 144A	3.206	7/25/2036	2,821,979
445,000	Credit-Based Asset Servicing & Securitization LLC (C)	4.186	4/25/2037	359,473
1,244,517	Credit-Based Asset Servicing & Securitization LLC, 1M Libor + 0.34%, 144A	2.846	7/25/2037	818,479
1,481,213	Credit-Based Asset Servicing & Securitization LLC (B)	7.204	1/25/2039	1,422,586
155,629	CSFB Mortgage-Backed Pass-Through Certificates Series 2003-10 (B)	5.750	5/25/2033	140,520
679,541	CSFB Mortgage-Backed Trust Series 2004-7 (B)	5.947	11/25/2034	370,865
169,163	CWABS Inc Asset-Backed Certificates Series 2004-1, 1M Libor + 1.80%	4.306	12/25/2033	169,114
2,113,923	CWABS Inc Asset-Backed Certificates Trust 2004-4, 1M Libor + 4.50%	7.006	8/25/2033	1,786,273
13,488	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 3.00%	5.506	4/25/2034	12,876
308,073	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 2.33%	4.831	5/25/2034	289,893
128,404	CWABS Inc Asset-Backed Certificates Trust 2004-5, 1M Libor + 0.86%	3.361	8/25/2034	125,549
441,912	CWABS Inc Asset-Backed Certificates Trust 2005-1 (B)	5.555	7/25/2035	419,591
783,000	CWABS Inc Asset-Backed Certificates Trust 2005-4 (B)	5.236	7/25/2035	618,376
5,000,000	CWABS Inc Asset-Backed Certificates Trust 2005-7 (B)	5.115	10/25/2035	4,614,626
334,529	CWABS Inc Asset-Backed Certificates Trust 2005-11 (B)	5.210	3/25/2034	336,968
3,826,839	CWHEQ Revolving Home Equity Loan Trust Series 2005-B, 1M Libor + 0.18%	2.635	5/15/2035	3,702,864
736,977	CWHEQ Revolving Home Equity Loan Trust Series 2006-D, 1M Libor + 0.20%	2.655	5/15/2036	695,999
2,349,363	Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-OA5/DE	2.906	8/25/2047	1,545,805
1,240,465	Deutsche Mtge Securities Adj% (B)	2.772	5/28/2037	240,526
32,614	DSLA Mortgage Loan Trust 2004-AR3, 1M Libor + 1.65%	4.120	7/19/2044	29,136
107,121	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.33%	2.800	2/19/2045	18,730
1,203,430	DSLA Mortgage Loan Trust 2005-AR1, 1M Libor + 0.18%	2.650	4/19/2047	1,065,336

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
1,007,443	Emc Mortgage Trust Loan Trust Adj% (B)	5.056	5/25/2039	$810,739
368,074	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 3.90%	6.406	12/25/2034	167,905
681,206	EquiFirst Mortgage Loan Trust 2004-3, 1M Libor + 2.63%	5.131	12/25/2034	633,311
850,860	EquiFirst Mortgage Loan Trust 2005-1, 1M Libor + 1.80%	4.306	4/25/2035	722,288
12,360,352	Fannie Mae REMICS, 1M Libor + 6.05%	3.544	3/25/2039	855,818
16,601,467	Fannie Mae REMICS, 1M Libor + 6.15%	3.644	4/25/2040	1,572,893
3,602,918	Fannie Mae REMICS, 1M Libor + 6.58%	4.074	8/25/2041	402,238
9,955,747	Fannie Mae REMICS, 1M Libor + 6.05%	3.544	3/25/2047	1,677,787
8,125,936	Fannie Mae REMICS, 1M Libor + 6.05%	3.544	3/25/2047	1,415,658
6,869,857	Fannie Mae REMICS, 1M Libor + 6.15%	3.644	9/25/2047	1,320,817
7,828,661	Fannie Mae REMICS, 1M Libor + 6.20%	3.694	12/25/2047	1,535,330
10,575,173	Fannie Mae REMICS, 1M Libor + 6.20%	3.694	9/25/2048	1,517,367
281,641	FBR Securitization Trust, 1M Libor + 0.68%	3.181	10/25/2035	200,183
582,759	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 2.18%	4.681	6/25/2034	481,835
63,963	Finance America Mortgage Loan Trust 2004-1, 1M Libor + 1.73%	4.231	6/25/2034	62,814
135,821	First Franklin Mortgage Loan Asset Backed Certificates, 1M Libor + 2.10%	4.606	5/25/2034	114,567
214,209	First Franklin Mortgage Loan Trust 2002-FFA, 1M Libor + 2.00%	4.506	9/25/2032	217,097
640,958	First Franklin Mortgage Loan Trust 2002-FF4, 1M Libor + 1.58%	4.081	2/25/2033	490,962
943,095	First Franklin Mortgage Loan Trust 2003-FFH1, 1M Libor + 2.63%	5.131	9/25/2033	840,222
381,183	First Franklin Mortgage Loan Trust 2003-FFH2, 1M Libor + 2.37%	4.876	2/25/2034	350,825
87,842	First Franklin Mortgage Loan Trust 2004-FFB (B)	4.668	6/25/2024	87,577
591,477	First Franklin Mortgage Loan Trust 2004-FF5, 1M Libor + 2.40%	4.906	8/25/2034	557,993
740,729	First Franklin Mortgage Loan Trust 2004-FF7 (C)	5.500	9/25/2034	491,500
337,359	First Franklin Mortgage Loan Trust 2004-FF7, 1M Libor + 2.18%	4.681	9/25/2034	330,932
1,237,557	First Franklin Mortgage Loan Trust 2004-FF8, 1M Libor + 1.43%	3.931	10/25/2034	1,223,070
5,616,285	First Franklin Mortgage Loan Trust 2005-FF9, 1M Libor + 0.54%	3.046	10/25/2035	5,522,177
5,409,399	First NLC Trust 2005-1, 1M Libor + 0.65%	1.188	5/25/2035	4,697,814
1,593,420	First NLC Trust 2007-1, 1M Libor + 0.28%, 144A	2.786	8/25/2037	967,241
1,902,723	Freddie Mac Military Housing Bonds Resecuritization Trust Certificates 2015-R1, 144A (B)	5.497	11/25/2052	1,867,342
3,351,112	Freddie Mac REMICS, 1M Libor + 6.70%	4.245	2/15/2042	445,825
8,640,490	Freddie Mac REMICS, 1M Libor + 6.10%	3.645	12/15/2044	1,305,975
4,228,719	Freddie Mac REMICS, 1M Libor + 6.10%	3.645	5/15/2047	813,970
5,495,271	Freddie Mac REMICS, 1M Libor + 6.10%	3.645	6/15/2047	1,064,105
13,289,875	Freddie Mac REMICS, 1M Libor + 6.15%	3.695	9/15/2047	2,435,165
11,512,720	Freddie Mac REMICS, 1M Libor + 6.20%	3.745	5/15/2048	1,898,692
209,951	Fremont Home Loan Trust 2004-1, 1M Libor + 0.83%	3.331	2/25/2034	207,056
40,418	Fremont Home Loan Trust 2004-B, 1M Libor + 2.33%	4.831	5/25/2034	38,020
501,314	Fremont Home Loan Trust 2004-C, 1M Libor + 1.73%	4.231	8/25/2034	437,033
262,630	GE Business Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.875	5/15/2034	245,869
538,391	GE Business Loan Trust 2006-1, 1M Libor + 0.20%, 144A	2.507	5/15/2034	523,358
641,083	GE Capital Mortgage Services Corp. 1999-HE3 Trust (B)	7.775	10/25/2029	677,829
260,139	GE Capital Mortgage Services Inc Adj% (B)	7.905	7/25/2029	126,671
1,950,792	GE Commercial Mortgage Corp Series 2007-C1 Trust (B)	5.606	12/10/2049	1,840,572
2,961,116	Global Mortgage Securitization Ltd., 144A	5.250	4/25/2032	2,876,415
1,579,534	Global Mortgage Securitization Ltd. , 1M Libor + 0.27%, 144A	2.776	4/25/2032	1,541,123
1,065,830	GMACM Mortgage Loan Trust 2004-GH1 (C)	5.000	7/25/2035	1,010,409
10,773,295	Government National Mortgage Association (B)	1.349	3/16/2047	438,879
11,814,262	Government National Mortgage Association (B)	0.720	2/16/2051	535,579
8,012,842	Government National Mortgage Association (B)	0.593	8/16/2051	324,216
56,887,934	Government National Mortgage Association (B)	0.487	11/16/2052	1,484,246
17,419,179	Government National Mortgage Association (B)	0.780	10/16/2053	586,617
19,097,122	Government National Mortgage Association (B)	1.168	7/16/2057	1,534,553
24,431,281	Government National Mortgage Association (B)	0.739	2/16/2059	1,704,594
34,618,338	Government National Mortgage Association (B)	0.479	1/16/2060	1,695,123
127,440	GreenPoint Mortgage Funding Trust 2006-AR3, 1M Libor + 0.23%	2.736	4/25/2036	161,578
2,240,834	GreenPoint Mortgage Funding Trust Series 2006-AR8, 1M Libor + 0.21%	2.716	1/25/2047	2,118,658
604,636	GreenPoint Mortgage Loan Trust 2004-1, 1M Libor + 0.58%	3.081	10/25/2034	559,182
4,176,000	GSAA Home Equity Trust 2005-6, 1M Libor + 1.20%	3.706	6/25/2035	3,845,627
80,835	GSAA Home Equity Trust 2006-3, 1M Libor + 0.08%	2.586	3/25/2036	47,104
1,692,000	GSAA Trust (C)	5.760	11/25/2034	1,580,523
77,755	GSAMP Trust 2003-FM1, 1M Libor + 2.78%	5.245	3/20/2033	78,760
594,237	GSAMP Trust 2003-HE2, 1M Libor + 4.43%	6.931	8/25/2033	629,723
178,106	GSAMP Trust 2003-SEA, 1M Libor + 4.25%, 144A	6.756	2/25/2033	178,431
662,795	GSAMP Trust 2004-HE2, 1M Libor + 3.23%	4.269	9/25/2034	350,622

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
141,461	GSAMP Trust 2004-HE2, 1M Libor + 1.65%	4.156	9/25/2034	$138,062
83,148	GSAMP Trust 2004-WF, 1M Libor + 2.55%	4.045	11/25/2034	56,982
89,597	GSAMP Trust 2004-OPT, 1M Libor + 2.48%	4.981	10/25/2034	75,904
5,995,103	GSAMP Trust 2006-HE3, 1M Libor + 0.28%	2.786	5/25/2046	4,244,943
1,319,718	GSAMP Trust 2007-FM1, 1M Libor + 0.12%	2.626	12/25/2036	786,065
2,126,778	GSMPS Mortgage Loan Trust 2003-3, (B) 144A	7.077	6/25/2043	655,928
179,466	GSR Mortgage Loan Trust 2003-2F	4.750	3/25/2032	172,110
34,096	GSR Mortgage Loan Trust 2004-7 (B)	3.605	6/25/2034	32,532
2,851,583	GSR Mortgage Loan Trust 2006-4F,1M Libor + 0.35%	2.856	5/25/2036	565,804
1,352,875	GSR Mortgage Loan Trust 2006-9F, 1M Libor + 0.35%	2.856	10/25/2036	444,972
28,482	GSR Mortgage Loan Trust 2006-AR2 (B)	3.828	4/25/2036	25,538
1,842,281	GSR Mortgage Loan Trust 2006-OA1, 1M Libor + 0.26%	2.766	8/25/2046	1,017,152
581,452	HarborView Mortgage Loan Trust 2004-8, 1M Libor + 0.94%	3.410	11/19/2034	251,982
6,224,570	HarborView Mortgage Loan Trust 2005-13, 1M Libor + 0.56%	3.030	2/19/2036	5,231,917
6,239,126	HarborView Mortgage Loan Trust 2006-8, 1M Libor + 0.19%	2.669	7/21/2036	5,635,670
8,904,957	HarborView Mortgage Loan Trust 2006-10, 1M Libor + 0.24%	2.710	11/19/2036	7,651,480
9,071,569	HarborView Mortgage Loan Trust 2007-1, 1M Libor + 0.18%	2.650	3/19/2037	6,812,355
2,682,902	Helios Issuer LLC Series 2017-1, 144A	8.000	9/20/2049	2,767,988
237,122	Home Equity Asset Trust, 1M Libor + 2.55%	5.056	3/25/2033	234,436
1,333,643	Home Equity Asset Trust, 1M Libor + 3.50%	6.006	3/25/2034	1,243,926
263,366	Home Equity Asset Trust, 1M Libor + 2.50%	5.006	4/25/2034	249,864
560,279	Home Equity Asset Trust, 1M Libor + 2.60%	5.106	8/25/2034	732,341
770,660	Home Equity Asset Trust, 1M Libor + 1.50%	4.006	3/25/2035	758,547
273,508	Home Equity Asset Trust 2002-2, 1M Libor + 1.85%	4.356	6/25/2032	248,981
877,526	Home Equity Asset Trust 2004-4, 1M Libor + 2.75%	5.256	10/25/2034	872,902
215,407	Home Equity Asset Trust 2004-6, 1M Libor + 1.65%	4.156	12/25/2034	209,423
229,270	Home Equity Asset Trust 2006-2, 1M Libor + 0.38%, 144A	2.886	5/25/2036	212,623
137,000	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-D, 1M Libor + 0.44%	2.946	3/25/2036	128,728
6,388,272	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2006-D, 1M Libor + 0.16%	2.666	11/25/2036	5,080,518
515,478	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2001-C, 1M Libor + 2.18%	4.681	12/25/2032	398,995
118,111	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2003-A (C)	5.121	4/25/2033	126,030
544,195	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 3.15%	4.919	11/25/2034	539,242
467,394	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-B, 1M Libor + 2.18%	4.681	11/25/2034	466,386
425,189	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 2.63%	5.131	3/25/2035	382,892
380,604	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.88%	4.381	3/25/2035	353,932
446,575	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.58%	4.081	3/25/2035	434,793
202,989	Home Equity Mortgage Loan Asset-Backed Trust Series SPMD 2004-C, 1M Libor + 1.43%	3.931	3/25/2035	196,673
301,828	HomeBanc Mortgage Trust 2004-2, 1M Libor + 0.98%	3.481	12/25/2034	285,948
1,071,524	HomeBanc Mortgage Trust 2005-1, 1M Libor + 1.25%	3.756	3/25/2035	1,017,821
453,975	IMC Home Equity Loan Trust 1998-1 (C)	7.530	6/20/2029	441,829
8,421	IMC Home Equity Loan Trust 1998-5 (C)	6.560	12/20/2029	8,596
153,659	Impac CMB Trust Series 2004-4, 1M Libor + 2.25%	4.756	9/25/2034	152,298
221,070	Impac CMB Trust Series 2004-6, 1M Libor + 1.95%	4.456	10/25/2034	204,317
870,681	Impac CMB Trust Series 2004-11, 1M Libor + 0.74%	3.246	3/25/2035	842,501
117,994	Impac CMB Trust Series 2005-2, 1M Libor + 2.48%	4.981	4/25/2035	113,237
137,660	Impac CMB Trust Series 2005-2, 1M Libor + 1.13%	3.631	4/25/2035	128,964
1,173,118	Impac CMB Trust Series 2005-2, 1M Libor + 0.77%	3.271	4/25/2035	1,056,370
72,415	Impac CMB Trust Series 2005-2, 1M Libor + 0.74%	3.241	4/25/2035	69,431
362,074	Impac CMB Trust Series 2005-3, 1M Libor + 0.65%	3.151	4/25/2035	350,988
130,178	Impac CMB Trust Series 2005-3, 1M Libor + 0.60%	3.106	8/25/2035	104,411
77,226	Impac CMB Trust Series 2005-6, 1M Libor + 3.38%	5.881	10/25/2035	77,399
85,956	Impac Secured Assets CMN Owner Trust	6.500	4/25/2033	74,966
4,070,920	Impac Secured Assets Corp Series 2004-4, 1M Libor + 1.65%	4.156	2/25/2035	3,569,773
1,782,833	IndyMac IMJA Mortgage Loan Trust 2007-A1	6.000	8/25/2037	1,269,063
4,617,752	IndyMac IMSC Mortgage Loan Trust 2007-HOA1, 1M Libor + 0.18%	2.686	7/25/2047	3,930,097
106,998	IndyMac INDX Mortgage Loan Trust 2004-AR5, 1M Libor + 0.80%	3.306	8/25/2034	97,579
1,824,007	IndyMac INDX Mortgage Loan Trust 2004-AR6 (B)	4.498	10/25/2034	1,826,548
1,827,096	IndyMac INDX Mortgage Loan Trust 2004-AR14, 1M Libor + 0.72%	3.226	1/25/2035	1,593,596
6,175,502	IndyMac INDX Mortgage Loan Trust 2005-AR18, 1M Libor + 0.31%	2.816	10/25/2036	4,762,922
96,658	IndyMac INDX Mortgage Loan Trust 2006-AR6, 1M Libor + 0.20%	2.706	6/25/2046	82,537
1,358,672	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.17%	2.676	11/25/2036	1,286,525
336,211	IndyMac INDX Mortgage Loan Trust 2006-AR29, 1M Libor + 0.08%	2.586	11/25/2036	316,942
769,077	JP Morgan Alternative Loan Trust (B)	3.847	5/25/2036	652,544
957,411	JP Morgan Mortgage Trust 2005-A1 (B)	4.449	2/25/2035	890,506

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
188,829	JP Morgan Mortgage Trust 2006-A6 (B)	4.021	10/25/2036	$165,891
410,114	JP Morgan Mortgage Trust 2006-A7 (B)	4.216	1/25/2037	393,852
201,433	JP Morgan Mortgage Trust 2006-S3	6.500	8/25/2036	149,056
5,000,000	Lehman Brothers Small Balance Commercial Mortgage Trust 2007-2, 1M Libor + 0.80%, 144A	3.106	6/25/2037	3,890,674
80,483	Lehman Mortgage Trust 2005-3	6.000	1/25/2036	79,734
4,757,680	Lehman XS Trust Series 2005-5N, 1M Libor + 0.36%	2.866	11/25/2035	4,300,502
7,391,331	Lehman XS Trust Series 2005-9N, Federal Reserve U.S. 12 month + 1.06%	3.217	2/25/2036	6,860,735
1,161	Lehman XS Trust Series 2006-18N, 1M Libor + 0.17%	2.676	12/25/2036	6,553
130,420	Lehman XS Trust Series 2007-1, 1M Libor + 0.23%	2.736	2/25/2037	88,375
890,485	Lehman XS Trust Series 2007-7N, 1M Libor + 0.24%	2.746	6/25/2047	799,253
1,472,784	Lehman XS Trust Series 2007-12N, 1M Libor + 0.20%	2.706	7/25/2047	1,394,101
284,892	Lehman XS Trust Series 2007-16N, 1M Libor + 0.85%	3.356	9/25/2047	271,620
5,200,000	Long Beach Mortgage Loan Trust 2001-2, 1M Libor + 1.95%	4.194	7/25/2031	379,600
229,751	Long Beach Mortgage Loan Trust 2001-4, 1M Libor + 2.48%	4.981	3/25/2032	238,634
52,914	Long Beach Mortgage Loan Trust 2003-3, 1M Libor + 2.78%	5.281	7/25/2033	53,054
194,317	Long Beach Mortgage Loan Trust 2003-4, 1M Libor + 2.63%	5.131	8/25/2033	201,993
54,491	Long Beach Mortgage Loan Trust 2004-4, 1M Libor + 1.65%	4.156	10/25/2034	52,781
70,706	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.95%	4.456	9/25/2034	73,222
140,310	Long Beach Mortgage Loan Trust 2004-5, 1M Libor + 1.80%	4.306	9/25/2034	142,453
4,513,470	Long Beach Mortgage Loan Trust 2005-1, 1M Libor + 1.43%	3.931	2/25/2035	4,351,829
607,357	MASTR Adjustable Rate Mortgages Trust 2004-10 (B)	4.306	10/25/2034	357,001
292,095	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.40%	2.906	3/25/2036	54,589
449,376	MASTR Alternative Loan Trust 2006-2, 1M Libor + 0.35%	2.856	3/25/2036	82,827
77,786	Mastr Asset Backed Securities Trust 2004-WMC3, 1M Libor + 0.96%	3.466	10/25/2034	77,561
131,254	Mastr Asset Backed Securities Trust 2005-NC1, 1M Libor + 1.20%	3.706	12/25/2034	128,869
120,293	MASTR Asset Securitization Trust 2004-3	5.500	3/25/2034	109,378
332,556	Mastr Specialized Loan Trust, 144A (C)	5.750	7/25/2035	324,440
1,227,832	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR4, 1M Libor + 0.25%	2.756	8/25/2037	1,139,674
1,088,197	Merrill Lynch Mortgage Investors Trust Series 2003-HE1, 1M Libor + 2.48%	4.981	7/25/2034	1,060,783
228,992	Merrill Lynch Mortgage Investors Trust Series 2004-HE2, 1M Libor + 4.35%	6.856	8/25/2035	199,804
491,885	Merrill Lynch Mortgage Investors Trust Series 2004-WMC2, 1M Libor + 2.78%	5.281	12/25/2034	469,630
828,187	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 5.63%, 144A	8.131	9/25/2035	794,540
600,103	Merrill Lynch Mortgage Investors Trust Series 2005-WMC1, 1M Libor + 0.80%	3.301	9/25/2035	597,495
864,415	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.553	9/25/2037	627,226
18,831	Merrill Lynch Mortgage Investors Trust Series MLCC 2007-3 (B)	4.375	9/25/2037	18,035
110,532	Merrill Lynch Mortgage Investors Trust Series MLMI 2004-A1 (B)	4.243	2/25/2034	103,268
197,506	Morgan Stanley ABS Capital I Inc Trust 2001-WF1, 1M Libor + 1.58%	4.081	9/25/2031	200,681
83,858	Morgan Stanley ABS Capital I Inc Trust 2003-HE1, 1M Libor + 2.85%	5.356	5/25/2033	82,065
703,110	Morgan Stanley ABS Capital I Inc Trust 2003-NC5, 1M Libor + 4.95%	7.456	4/25/2033	699,268
231,492	Morgan Stanley ABS Capital I Inc Trust 2003-NC7, 1M Libor + 5.63%	8.131	6/25/2033	230,202
568,546	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.63%	8.131	9/25/2033	479,891
420,215	Morgan Stanley ABS Capital I Inc Trust 2003-NC8, 1M Libor + 5.40%	7.906	9/25/2033	387,477
732,187	Morgan Stanley ABS Capital I Inc Trust 2003-NC10, 1M Libor + 5.63%	8.131	10/25/2033	749,477
19,356	Morgan Stanley ABS Capital I Inc Trust 2004-HE4, 1M Libor + 3.15%	5.656	5/25/2034	19,727
1,365,296	Morgan Stanley ABS Capital I Inc Trust 2004-HE6, 1M Libor + 2.03%	4.531	8/25/2034	1,233,062
109,741	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 2.70%	5.206	9/25/2034	103,269
527,358	Morgan Stanley ABS Capital I Inc Trust 2004-HE8, 1M Libor + 1.95%	4.456	9/25/2034	505,195
1,740,224	Morgan Stanley ABS Capital I Inc Trust 2004-HE9, 1M Libor + 1.58%	4.081	11/25/2034	1,597,237
53,285	Morgan Stanley ABS Capital I Inc Trust 2004-NC7, 1M Libor + 1.73%	4.231	7/25/2034	51,838
69,219	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 2.78%	5.281	9/25/2034	69,069
469,426	Morgan Stanley ABS Capital I Inc Trust 2004-NC8, 1M Libor + 1.88%	4.381	9/25/2034	458,081
174,015	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.58%	4.081	11/25/2034	165,023
993,464	Morgan Stanley ABS Capital I Inc Trust 2004-OP1, 1M Libor + 1.43%	3.931	11/25/2034	982,750
1,350,834	Morgan Stanley ABS Capital I Inc Trust 2004-WMC3, 1M Libor + 1.43%	3.931	1/25/2035	1,209,190
1,406,461	Morgan Stanley ABS Capital I Inc Trust 2005-HE1, 1M Libor + 1.31%	3.811	12/25/2034	1,319,224
492,840	Morgan Stanley ABS Capital I Inc Trust 2005-HE2, 1M Libor + 1.02%	3.526	1/25/2035	421,254
312,669	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.88%	4.381	1/25/2035	302,346
1,100,106	Morgan Stanley ABS Capital I Inc Trust 2005-NC1, 1M Libor + 1.10%	3.601	1/25/2035	1,010,537
2,030,810	Morgan Stanley ABS Capital I Inc Trust 2005-NC2, 1M Libor + 1.04%	3.541	3/25/2035	838,172
1,610,635	Morgan Stanley ABS Capital I Inc Trust 2005-WMC2, 1M Libor + 0.98%	3.481	2/25/2035	1,233,417
200,000	Morgan Stanley ABS Capital I Inc Trust 2005-WMC4, 1M Libor + 1.05%	3.556	4/25/2035	193,218
4,380,406	Morgan Stanley ABS Capital I Inc Trust 2006-HE7, 1M Libor + 0.23%	2.736	9/25/2036	2,595,962
7,500,000	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.38%	2.886	12/25/2035	6,287,934
4,298,994	Morgan Stanley ABS Capital I Inc Trust 2006-WMC1, 1M Libor + 0.09%	2.596	7/25/2036	2,163,772

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
373,323	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, 1M Libor + 0.06%	2.566	12/25/2036	$227,466
92,567	Morgan Stanley Dean Witter Capital Adj% (B)	6.031	4/25/2033	83,245
80,413	Morgan Stanley Dean Witter Capital I Inc Trust 2001-NC1, 1M Libor + 0.95%	3.451	10/25/2031	112,633
1,246,578	Morgan Stanley Home Equity Loan Trust 2007-2, 1M Libor + 0.10%	2.606	4/25/2037	805,916
20,949,213	Morgan Stanley Mortgage Loan Trust 2007-7AX, 1M Libor + 0.32%	2.826	4/25/2037	2,025,779
281,524	Mortgage IT Trust 2004-2, 1M Libor + 0.83%	3.331	12/25/2034	276,945
119,562	Mortgage IT Trust 2005-2, 1M Libor + 1.65%	3.999	5/25/2035	118,925
478,207	Mortgage IT Trust 2005-2, 1M Libor + 0.81%	3.316	5/25/2035	472,701
2,500,000	Nationstar Home Equity Loan Trust 2007-A, 1M Libor + 0.28%	2.786	3/25/2037	2,221,573
1,048,129	New Century Home Equity Loan Trust 2003-6, 1M Libor + 4.76%	7.269	1/25/2034	1,026,338
415,241	New Century Home Equity Loan Trust 2004-1, 1M Libor + 2.33%	4.831	5/25/2034	391,939
126,865	New Century Home Equity Loan Trust 2004-3, 1M Libor + 1.73%	4.231	11/25/2034	121,215
4,903,909	New Century Home Equity Loan Trust 2005-1, 1M Libor + 1.20%	3.706	3/25/2035	3,214,829
3,878,020	New Century Home Equity Loan Trust 2005-2, 1M Libor + 1.02%	3.526	6/25/2035	2,462,941
527,959	New Century Home Equity Loan Trust 2006-2, 1M Libor + 0.16%	2.666	8/25/2036	502,493
1,931,580	New Century Home Equity Loan Trust Series 2003-2, 1M Libor + 3.00%	5.506	1/25/2033	1,778,765
174,454	New Century Home Equity Loan Trust Series 2003-3, 1M Libor + 5.63%	8.131	7/25/2033	142,107
435,154	New Century Home Equity Loan Trust Series 2003-5 (C)	5.084	11/25/2033	435,890
2,000,000	New Century Home Equity Loan Trust Series 2005-D, 1M Libor + 0.47%	2.976	2/25/2036	1,624,349
5,051,423	New Residential Mortgage LLC, 144A	5.670	5/25/2023	5,072,734
2,000,000	New Residential Mortgage Loan Trust 2018-NQM1, 144A (B)	5.283	11/25/2048	2,055,641
1,281,027	Novastar Home Equity Loan Adj% (B)	5.056	6/25/2034	1,189,828
98,506	NovaStar Mortgage Funding Trust Series 2004-3, 1M Libor + 2.78%	5.281	12/25/2034	83,839
2,500,000	NovaStar Mortgage Funding Trust Series 2004-4, 1M Libor + 2.55%	5.056	3/25/2035	2,274,120
3,450,000	NovaStar Mortgage Funding Trust Series 2005-1, 1M Libor + 1.77%	4.276	6/25/2035	2,227,324
723,454	NovaStar Mortgage Funding Trust Series 2006-MTA1, 1M Libor + 0.19%	2.696	9/25/2046	663,177
298,286	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.48%	4.981	1/25/2034	263,727
439,085	Option One Mortgage Loan Trust 2004-1, 1M Libor + 2.03%	4.531	1/25/2034	398,713
593,107	Option One Mortgage Loan Trust 2004-2, 1M Libor + 2.70%	5.206	5/25/2034	469,666
358,874	Option One Mortgage Loan Trust 2004-2, 1M Libor + 1.58%	4.081	5/25/2034	336,448
6,268,340	Optone Delware Trust Adj% (B)	13.789	2/26/2038	4,532,730
266,900	Origen Manufactured Housing	7.820	3/15/2032	263,575
910,587	Ownit Mortgage Loan Trust Series 2004-1, 1M Libor + 2.78%	5.281	7/25/2035	1,139,112
5,822,334	Ownit Mortgage Loan Trust Series 2005-3, 1M Libor + 0.68%	3.181	6/25/2036	5,581,097
756,233	Ownit Mortgage Loan Trust Series 2006-2 (C)	5.633	1/25/2037	754,389
2,892,311	Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WLL,1M Libor + 1.11%, 144A	3.616	3/25/2035	1,735,193
3,748,794	Park Place Securities Inc Series 2005-WCW1, 1M Libor + 0.66%	3.166	9/25/2035	1,058,608
173,381	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 2.70%	5.206	10/25/2034	112,459
189,648	People's Choice Home Loan Securities Trust Series 2004-2, 1M Libor + 1.73%	4.231	10/25/2034	187,222
109,441	Popular ABS Mortgage Pass-Through Trust 2005-5 (C)	4.022	11/25/2035	109,173
980,213	Popular ABS Mortgage Pass-Through Trust 2005-A, 1M Libor + 1.65%	4.156	6/25/2035	863,009
700,000	Popular ABS Mortgage Pass-Through Trust 2005-B, 1M Libor + 1.90%	4.406	8/25/2035	653,751
9,355,957	Popular ABS Mortgage Pass-Through Trust 2006-E, 1M Libor + 0.28%	2.786	1/25/2037	6,888,551
529,335	Prime Mortgage Trust 2006-1	5.500	6/25/2036	524,171
695,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.48%	2.986	2/25/2035	519,814
992,000	Prime Mortgage Trust 2006-CL1, 1M Libor + 0.40%	2.906	2/25/2035	817,255
325,000	Provident Bank Home Equity Loan Trust 1998-4, 1M Libor + 3.50%	6.006	1/25/2030	314,517
257,177	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.42%	3.155	1/25/2031	231,622
899,921	Provident Bank Home Equity Loan Trust 1999-3, 1M Libor + 0.39%	3.095	1/25/2031	809,823
2,214,979	Quest Trust, 1M Libor + 5.25%	4.671	12/25/2033	2,004,157
347,716	Quest Trust, 1M Libor + 4.88%	7.381	2/25/2034	352,872
325,067	RAAC Series 2004-SP3 Trust, 1M Libor + 1.85%	4.356	9/25/2034	169,174
203,855	RAAC Series 2005-SP2 Trust, 1M Libor + 0.30%	2.806	6/25/2044	181,536
493,146	RAAC Series 2007-RP4 Trust, 1M Libor + 0.35%, 144A	2.856	11/25/2046	465,675
17,601	RALI Series 2003-QS9 Trust, 1M Libor + 0.45%	2.956	5/25/2018	17,015
469,590	RALI Series 2005-QS7 Trust	5.500	6/25/2035	451,675
4,083,891	RALI Series 2006-QO7 Trust, Federal Reserve U.S. 12 month + 0.80%	2.957	9/25/2046	3,768,510
962,320	RALI Series 2006-QO8 Trust, 1M Libor + 0.20%	2.706	10/25/2046	916,973
64,810	RALI Series 2006-QS7 Trust, 1M Libor + 0.40%	2.906	6/25/2036	49,685
74,210,408	RALI Series 2006-QS12 Trust (B)	0.464	9/25/2036	1,089,669
1,710,882	RALI Series 2007-QH5 Trust, 1M Libor + 0.25%	2.756	6/25/2037	233,227
1,253,305	RALI Series 2007-QH7 Trust, 1M Libor + 0.27%	2.776	8/25/2037	634,964
297,057	RAMP Series 2003-RS9 Trust, 1M Libor + 2.70%	5.206	10/25/2033	288,967
163,005	RAMP Series 2003-RS10 Trust, 1M Libor + 2.55%	5.056	11/25/2033	151,699

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
110,811	RAMP Series 2004-SL1 Trust, 1M Libor + 1.90%	4.406	10/25/2031	$110,795
3,750,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.70%	3.206	9/25/2035	2,727,775
1,000,000	RAMP Series 2005-EFC4 Trust, 1M Libor + 0.63%	3.136	9/25/2035	947,928
409,322	RAMP Series 2005-RS8 Trust, 1M Libor + 0.50%	3.006	9/25/2035	396,587
4,139,543	RASC Series 2001-KS1 Trust (C)	7.487	3/25/2032	3,650,433
1,189,165	RASC Series 2004-KS1 Trust, 1M Libor + 1.58%	4.081	2/25/2034	1,177,810
1,844,466	RASC Series 2004-KS6 Trust	5.154	7/25/2034	1,348,703
3,000,000	RASC Series 2005-KS6 Trust, 1M Libor + 1.88%	4.381	7/25/2035	2,918,487
319,189	Renaissance Home Equity Loan Trust 2002-3, 1M Libor + 5.25%	7.756	12/25/2032	127,123
31,964,192	Residential Asset Securitization Trust 2005-A11CB (B)	0.321	10/25/2035	309,634
2,156,398	Residential Asset Securitization Trust 2007-A1	6.000	3/25/2037	1,364,053
1,803,334	Residential Asset Securitization Trust 2007-A2	6.000	4/25/2037	1,553,595
3,400,912	Residential Asset Securitization Trust 2007-A9 (B)	7.000	9/25/2037	939,605
29,952	RFSC Series 2001-RM2 Trust (B)	4.451	6/25/2031	28,840
319,567	SACO I Inc., 144A (B)	5.700	4/25/2039	316,371
1,120,252	SACO I Trust 2006-3, 1M Libor + 0.36%	2.866	4/25/2036	1,101,549
295,132	SACO I Trust 2006-6, 1M Libor + 0.26%	2.766	6/25/2036	294,318
719,805	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.262	5/25/2034	574,241
618,856	SASCO Mortgage Loan Trust 2004-GEL2 (C)	5.262	5/25/2034	605,632
90,037	Saxon Asset Securities Trust 2001-3, 1M Libor + 1.17%	3.676	7/25/2031	88,622
293,342	Saxon Asset Securities Trust 2002-3, 1M Libor + 2.59%	5.094	12/25/2032	257,600
261,730	Saxon Asset Securities Trust 2003-3, 1M Libor + 2.93%	4.404	12/25/2033	214,355
1,709,557	Saxon Asset Securities Trust 2004-1, 1M Libor + 2.63%	3.259	3/25/2035	340,999
176,189	Saxon Asset Securities Trust 2004-2, 1M Libor + 1.91%	4.220	8/25/2035	174,778
948,250	Saxon Asset Securities Trust 2005-1, 1M Libor + 3.53%	4.403	5/25/2035	144,407
1,000,000	Saxon Asset Securities Trust 2005-3, 1M Libor + 1.80%	4.115	11/25/2035	150,435
5,250,000	Saxon Asset Securities Trust 2006-1, 1M Libor + 0.77%	3.271	3/25/2036	824,584
4,500,000	Saxon Asset Securities Trust 2007-4, 1M Libor + 3.00%, 144A	5.506	12/25/2037	2,658,200
30,746	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 3.00%	5.506	2/25/2034	25,079
152,284	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 2.18%	4.681	2/25/2034	141,537
87,949	Securitized Asset Backed Receivables LLC Trust 2004-NC1, 1M Libor + 1.73%	4.231	2/25/2034	87,894
141,886	Securitized Asset Backed Receivables LLC Trust 2004-NC3, 1M Libor + 1.68%	4.186	9/25/2034	119,583
261,410	Security National Mortgage Loan Trust Adj%	2.906	2/25/2035	234,027
173,798	Sequoia Mortgage Trust 2007-1 (B)	3.875	2/20/2047	161,424
316,058	Sequoia Mortgage Trust 9, 1M Libor + 1.13%	3.595	9/20/2032	284,061
203,619	Soundview Home Loan Trust 2004-WMC1, 1M Libor + 1.20%	3.706	1/25/2035	194,686
2,993,456	Soundview Home Loan Trust 2006-3, 1M Libor + 0.16%	2.666	11/25/2036	2,920,590
427,749	Soundview Home Loan Trust 2007-OPT2, 1M Libor + 0.18%	2.686	7/25/2037	385,554
4,823,000	Soundview Home Loan Trust 2007-OPT5, 1M Libor + 1.30%	3.806	10/25/2037	4,060,513
166,394	Specialty Underwriting & Residential Finance Trust Series 2003-BC2, 1M Libor + 4.50%	7.006	6/25/2034	164,327
307,236	Specialty Underwriting & Residential Finance Trust Series 2003-BC3, 1M Libor + 2.40%	4.906	8/25/2034	292,463
443,457	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 2.55%	5.056	2/25/2035	352,846
246,329	Specialty Underwriting & Residential Finance Trust Series 2004-BC1, 1M Libor + 1.95%	4.456	2/25/2035	238,619
24,755	Specialty Underwriting & Residential Finance Trust Series 2004-BC3, 1M Libor + 2.63%	5.131	7/25/2035	24,687
1,852,777	Specialty Underwriting & Residential Finance Trust Series 2006-BC5, 1M Libor + 0.15%	2.656	11/25/2037	1,389,023
2,564,062	Structured Adjustable Rate Mortgage Loan Trust Series 2005-18 (B)	4.141	9/25/2035	2,305,868
191,352	Structured Asset Investment Loan Trust, 1M Libor + 4.50%	7.006	10/25/2033	204,507
260,149	Structured Asset Investment Loan Trust 2003-BC2, 1M Libor + 1.38%	3.886	4/25/2033	256,243
145,759	Structured Asset Investment Loan Trust 2003-BC4, 1M Libor + 4.88%	7.381	6/25/2033	127,466
851,404	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 4.50%	7.006	8/25/2033	725,634
68,262	Structured Asset Investment Loan Trust 2003-BC8, 1M Libor + 2.63%	5.131	8/25/2033	64,561
473,390	Structured Asset Investment Loan Trust 2003-BC10, 1M Libor + 4.50%	7.006	10/25/2033	467,540
508,601	Structured Asset Investment Loan Trust 2004-5, 1M Libor + 3.00%	5.506	5/25/2034	498,849
217,330	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 1.73%	4.231	9/25/2034	216,929
128,314	Structured Asset Investment Loan Trust 2004-8, 1M Libor + 0.93%	3.436	9/25/2034	126,493
71,562	Structured Asset Investment Loan Trust 2004-9, 1M Libor + 2.78%	5.281	10/25/2034	67,672
512,216	Structured Asset Investment Loan Trust 2004-BNC2, 1M Libor + 1.28%	3.781	12/25/2034	505,002
6,841,102	Structured Asset Mortgage Investments II Trust 2005-AR2, 1M Libor + 0.46%	2.966	5/25/2045	5,729,607
788,191	Structured Asset Mortgage Investments II Trust 2006-AR3, 1M Libor + 0.21%	2.716	4/25/2036	732,814
962,744	Structured Asset Mortgage Investments II Trust 2007-AR7 (B)	3.281	5/25/2047	862,354
71,732	Structured Asset Mortgage Investments II Trust 2007-AR4, 1M Libor + 0.20%	2.706	8/25/2036	88,829
1,877,712	Structured Asset Securities Corp 2005-S1, 1M Libor + 1.05%	3.556	3/25/2035	3,045,616
558,413	Structured Asset Securities Corp Assistance Loan Trust 2003-AL1, 144A	3.357	4/25/2031	536,873
54,801	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	52,877
322,667	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2001-SB1	3.375	8/25/2031	201,769

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES - 79.7% (continued)
199,333	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2003-36XS (C)	5.527	11/25/2033	$116,213
171,251	Structured Asset Securities Corp Mortgage Pass-Through Certificates Series 2004-6XS (C)	5.670	3/25/2034	174,190
582,393	Structured Asset Securities Corp Pass-Through Certificates Series 2002-AL1	3.450	2/25/2032	575,501
1,000,000	Sunnova Helios II Issuer LLC, 144A	7.710	7/20/2048	999,788
207,490	Terwin Mortgage Trust 2003-7SL, 144A (B)	8.000	12/25/2033	195,385
533,660	Terwin Mortgage Trust 2004-7HE, 1M Libor + 0.85%, 144A	3.356	7/25/2034	512,193
955,276	Terwin Mortgage Trust 2004-18SL, 144A (B)	8.000	10/25/2034	881,503
376,242	Terwin Mortgage Trust 2006-HF-1, 144A (B)	4.560	2/25/2037	333,043
260,000	Terwin Mortgage Trust 2007-QHL1, 1M Libor + 1.50%, 144A	4.006	10/25/2038	226,698
177,562	Terwin Mortgage Trust Series TMTS 2003-2HE (B)	6.000	7/25/2034	147,650
102,889	Terwin Mortgage Trust Series TMTS 2003-5SL, 144A (B)	8.000	10/25/2034	99,916
100,872	Terwin Mortgage Trust Series TMTS 2003-8HE, 1M Libor + 2.40%	4.906	12/25/2034	99,252
822,943	TRU 2016-1 Trust 2016-TOYS, 1M Libor + 2.25%, 144A	4.705	11/15/2030	823,266
1,426,327	Truman Capital Mortgage Loan Trust, 1M Libor + 4.13%, 144A	6.631	1/25/2034	1,449,721
1,595,124	UCFC Home Equity Loan Trust 1998-D	7.750	4/15/2030	1,528,028
241,967	Voyager CNTYW Delaware Trust, 144A	24.747	2/16/2036	209,536
798,535	WaMu Mortgage Pass-Through Certificates Series 2006-AR4 Trust, 1M Libor + 1.50%	2.518	5/25/2046	764,598
2,499,034	Washington Mutural Asset-Backed Certificates WMABS Series 2006-HE5 Trust, 1M Libor + 0.06%	2.566	10/25/2036	1,213,660
9,332,000	Washington Mutual Mortgage Pass-Through Certificates WMALT Ser 2006-AR10 Trust, 1M Libor + 0.26%	2.766	12/25/2036	2,077,636
628,965	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OA1 Trust, Federal Reserve U.S. 12 month + 0.71%	2.867	12/25/2046	579,743
15,153,000	Wells Fargo Commercial Mortgage Trust 2016-C34 (B), 144A	2.029	6/15/2049	1,788,243
8,443,000	Wells Fargo Commercial Mortgage Trust 2016-C37 (B), 144A	1.600	12/15/2049	853,599
7,505,000	Wells Fargo Commercial Mortgage Trust 2016-C37 (B), 144A	1.600	12/15/2049	726,944
1,042,148	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 4.50%, 144A	7.006	10/25/2034	977,978
920,355	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 1M Libor + 2.82%	5.326	10/25/2034	905,348
1,056,238	Wells Fargo Home Equity Asset-Backed Securities 2004-2 Trust, 144A (B)	5.000	10/25/2034	958,552
1,775,415	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%, 144A	6.256	4/25/2035	1,736,351
312,788	Wells Fargo Home Equity Asset-Backed Securities 2005-1 Trust, 1M Libor + 3.75%	6.256	4/25/2035	318,386
291,248	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, 1M Libor + 0.95%	3.456	4/25/2034	274,978
605,497	Wells Fargo Mortgage Backed Securities 2004-BB Trust (B)	4.931	1/25/2035	611,346
256,173	Wells Fargo Mortgage Backed Securities 2004-C Trust (B)	4.234	4/25/2034	137,374
81,316	Wells Fargo Mortgage Backed Securities 2005-AR8 Trust (B)	4.426	6/25/2035	79,010
228,710	Yale Mortgage Loan Trust 2007-1, 144A, 1M Libor + 0.40%	2.906	6/25/2037	95,691
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $542,960,441)			559,461,294

	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.8%
296,301	Bayview Commercial Asset Trust 2003-2, 144A, 1M Libor + 2.15%	5.731	12/25/2033	295,496
180,785	Bayview Commercial Asset Trust 2004-3, 144A, 1M Libor + 1.60%	4.906	1/25/2035	182,457
176,173	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.66%	3.166	8/25/2035	165,752
176,173	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.62%	3.126	8/25/2035	166,661
862,542	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.61%	3.116	8/25/2035	823,562
663,584	Bayview Commercial Asset Trust 2005-2, 144A, 1M Libor + 0.48%	2.986	8/25/2035	635,762
1,454,501	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 1.10%	3.606	11/25/2035	1,370,755
80,979	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.60%	3.106	11/25/2035	77,282
670,479	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.51%	3.016	11/25/2035	637,819
1,053,623	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.44%	2.946	11/25/2035	1,022,941
72,568	Bayview Commercial Asset Trust 2005-3, 144A, 1M Libor + 0.49%	2.996	11/25/2035	69,776
293,321	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.61%	3.116	1/25/2036	276,946
572,682	Bayview Commercial Asset Trust 2005-4, 144A, 1M Libor + 0.50%	3.006	1/25/2036	539,834
46,005	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.40%	2.906	4/25/2036	44,113
43,542	Bayview Commercial Asset Trust 2006-1, 144A, 1M Libor + 0.38%	2.886	4/25/2036	41,787
1,822,565	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.42%	2.926	7/25/2036	1,748,725
85,489	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.35%	2.856	7/25/2036	81,807
293,365	Bayview Commercial Asset Trust 2006-2, 144A, 1M Libor + 0.31%	2.816	7/25/2036	282,250
2,087,701	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.29%	2.796	12/25/2036	1,944,101
1,662,392	Bayview Commercial Asset Trust 2006-4, 144A, 1M Libor + 0.23%	2.736	12/25/2036	1,608,330
1,556,520	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 1.20%	3.706	1/25/2037	2,056,366
903,548	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.49%	2.996	1/25/2037	815,359
2,911,295	Bayview Commercial Asset Trust 2006-SP2, 144A, 1M Libor + 0.47%	2.976	1/25/2037	2,637,064
650,365	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.29%	2.796	3/25/2037	595,386
183,186	Bayview Commercial Asset Trust 2007-1, 144A, 1M Libor + 0.22%	2.726	3/25/2037	173,100
2,402,282	Bayview Commercial Asset Trust 2007-2, 144A, 1M Libor + 0.32%	2.826	7/25/2037	2,261,502
2,737,808	Bayview Commercial Asset Trust 2007-4, 144A, 1M Libor + 0.55%	3.056	9/25/2037	2,424,306
13,628,500	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.50%	4.006	10/25/2037	8,980,223
5,411,691	Bayview Commercial Asset Trust 2007-5, 144A, 1M Libor + 1.00%	3.506	10/25/2037	5,385,597

Deer Park Total Return Credit Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
December 31, 2018
Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	COMMERCIAL MORTGAGE BACKED SECURITIES - 8.8% (continued)
9,000,000	Bayview Commercial Asset Trust 2007-6, 144A, 1M Libor + 1.50%	4.006	12/25/2037	$6,815,877
660,120	Bayview Commercial Asset Trust 2008-1, 144A, 1M Libor + 1.50%	4.006	1/25/2038	661,756
970,660	Bayview Commercial Asset Trust Adj%	3.066	1/25/2037	875,650
1,553,526	Bayview Commercial Asset Trust Adj%	2.836	7/25/2036	1,493,488
4,725,919	Bayview Financial Mortgage Pass-Through Certificates Series 2004-D, 1M Libor + 5.25%	7.756	8/28/2044	5,236,164
1,496,000	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A (B)	7.234	3/25/2049	1,680,220
1,981,137	Cherrywood SB Commercial Mortgage Loan Trust 2016-1, 144A, 1M Libor + 2.65%	5.156	3/25/2049	2,013,948
919,529	Credit Suisse Commercial Mortgage Trust Series 2006-C1, 144A (B)	5.746	2/15/2039	922,984
2,200,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.055	4/17/2045	277,814
1,500,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP7 (B)	6.055	4/17/2045	189,272
172,100	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 (B)	5.464	1/15/2049	172,416
3,070,000	JP Morgan Chase Commercial Mortgage Securities Trust 2018-LAQ, 144A	5.455	6/15/2035	3,005,261
30,000,000	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15, 144A (B)	0.912	4/15/2047	1,235,684
	TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $58,125,084)			61,925,593

	CORPORATE BONDS - 3.6%
	FINANCIAL - 3.6%
8,118,309	Ditech Holding Corp. (A)	9.000	12/31/2024	811,831
5,320,000	Freedom Mortgage Corp. 144A	8.125	11/15/2024	4,588,500
5,000,000	Freedom Mortgage Corp. 144A	8.250	4/15/2025	4,300,000
9,150,000	Ocwen Financial Corp. 144A	8.375	11/15/2022	8,829,750
8,000,000	TitleMax Finance Corp. 144A	11.125	4/1/2023	6,467,600
	TOTAL CORPORATE BONDS (Cost $33,910,697)			24,997,681

	OTHER MORTGAGE BACKED SECURITIES - 1.4%
1,470,215	Conseco Financial Corp. (B)	7.950	11/15/2026	962,599
3,961,427	Conseco Financial Corp. (B)	6.970	5/15/2029	3,326,614
3,626,827	Conseco Financial Corp. (B)	6.830	4/1/2030	3,260,185
905,018	Conseco Finance Securitizations Corp. (B)	7.690	3/1/2031	802,302
3,865,235	Conseco Finance Securitizations Corp. (B)	9.949	12/1/2033	741,526
93,694	Irwin Home Equity Loan Trust 2006-1, 1M Libor + 0.42%, 144A	2.926	9/25/2035	92,267
187,372	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2004-AR1, 1M Libor + 1.10%	3.606	8/25/2034	176,235
244,150	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-S1, 1M Libor + 0.62%, 144A	3.126	1/25/2036	285,414
355,862	Nomura Asset Acceptance Corp Alternative Loan Trust Series 2006-AF1 (B)	4.580	6/25/2036	315,056
	TOTAL OTHER MORTGAGE BACKED SECURITIES (Cost $9,713,929)			9,962,198

	U.S. GOVERNMENT TREASURY - 2.1% **
15,000,000	United States Treasury Bill (Cost $14,923,189)	0.000	3/21/2019	14,924,072

	SHORT-TERM INVESTMENTS - 4.3%
Shares	MONEY MARKET FUNDS - 4.3%
5,035	Dreyfus Treasury & Agency Cash Management - Institutional Class to yield 2.08% *			5,035
30,135,232	Goldman Sachs Financial Square Funds - Government Fund Government Fund, to yield 2.08% *			30,135,232
	TOTAL MONEY MARKET FUNDS (Cost $30,140,267)			30,140,267

	TOTAL INVESTMENTS - 99.9% (Cost - $689,773,607)			$701,411,105
	OTHER ASSETS LESS LIABILITIES - 0.1%			932,432
	NET ASSETS - 100.0%			$702,343,537

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.
** Zero Coupon Bond
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2018 144A, securities amounted to $147,422,670 or 21.0% of net assets.
LIBOR - London Interbank Offered Rate
(A) PIK - Pay-in-kind security, which may pay interest in additional par and/or cash.
(B) Variable rate security.
(C) STEP Coupon Bond

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board also has engaged a third party valuation firm to attend valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process -  As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Non-Agency Residential Mortgage Backed Securities	$-	$559,081,694	$379,600	$559,461,294
Commercial Mortgage Backed Securities	-	61,925,593	-	61,925,593
Corporate Bond	-	24,997,681	-	24,997,681
Other Mortgage Backed Securities	-	9,962,198	-	9,962,198
U.S. Government Treasury	-	14,924,072	-	14,924,072
Short-Term Investment	30,140,267	-	-	30,140,267
Total	$30,140,267	$670,891,238	$379,600	$701,411,105

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of any level at the end of the reporting period.

* Refer to the Portfolio of Investments for security classifications.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Non-Agency Residential Mortgage Backed Securities
Beginning Value	$379,166
Total realized gain (loss)	-
Appreciation (Depreciation)	434
Purchases	-
Proceeds from Sales	-
Net transfers in/out of level 3	-
Ending Value	$379,600

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2018, are as follows:
	Fair Value at	Valuation
	December 31, 2018	Technique	Unobservable Inputs
Deer Park Total Return Credit Fund
Non-Agency Residential Mortgage Backed Securities
Long Beach Mortgage Loan Trust 2001-2	$379,600	Bankruptcy - Discounted Cash Flow	Potential future cash payments; Discounted cash payment

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$689,773,607	$34,916,470	$(23,278,972)	$11,637,498

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 02/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer / President

Date 02/28/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/ Treasurer

Date 02/28/2019